August 30, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson Document Control — EDGAR

RE:	Columbia Funds Series Trust II Columbia Dividend Opportunity Fund Post-Effective Amendment No. 37 File Nos. 333-131683/811-21852
Dear Ms. Mengiste:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 37 (Amendment). This Amendment was filed electronically on August 26, 2011.
If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Erin Nygard at (612) 671-2543.
Sincerely,

/s/ Christopher O. Petersen Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.